Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Revenues:
Sale of homes	$ 1,072,474	$ 1,327,499	$ 1,522,469
Land sales and other revenues	32,952	12,370	38,271
Total homebuilding	1,105,426	1,339,869	1,560,740
Financial services	29,481	31,973	35,550
Total revenues	1,134,907	1,371,842	1,596,290
Expenses:
Cost of sales, excluding interest	913,901	1,104,049	1,398,087
Cost of sales interest	74,676	84,440	105,814
Inventory impairment loss and land option write-offs (Note 14)	101,749	135,699	659,475
Total cost of sales	1,090,326	1,324,188	2,163,376
Selling, general and administrative	161,456	178,331	239,606
Total homebuilding expenses	1,251,782	1,502,519	2,402,982
Financial services	21,371	23,074	29,295
Corporate general and administrative	49,938	59,900	81,980
Other interest	97,169	97,919	94,655
Other operations	4,805	9,715	23,541
Total expenses	1,425,065	1,693,127	2,632,453
Gain on extinguishment of debt (Note 9)	7,528	25,047	410,185
(Loss) income from unconsolidated joint ventures (Note 20)	(8,958)	956	(46,041)
Loss before income taxes	(291,588)	(295,282)	(672,019)
State and federal income tax (benefit) provision (Note 13):
State	(3,924)	(6,536)	25,287
Federal	(1,577)	(291,334)	19,406
Total income taxes	(5,501)	(297,870)	44,693
Net (loss) income	$ (286,087)	$ 2,588	$ (716,712)
Basic:
(Loss) income per common share (in Dollars per share)	$ (2.85)	$ 0.03	$ (9.16)
Weighted-average number of common shares outstanding (in Shares)	100,444	78,691	78,238
Assuming dilution:
(Loss) income per common share (in Dollars per share)	$ (2.85)	$ 0.03	$ (9.16)
Weighted-average number of common shares outstanding (in Shares)	100,444	79,683	78,238